Schedule of Movement of Allowance for Loss Account (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Balance at beginning of the year	$ 99,646	$ 25,021
Addition during the year	551,113	74,625
Balance at end of the year	$ 650,759	$ 99,646